UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   September 18, 2026 to October 19, 2026

Commission File Number of issuing entity:  333-255934-12

Central Index Key Number of issuing entity:  0002016125

BMO 2024-5C4 MORTGAGE TRUST
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-255934

Central Index Key Number of depositor:  0001861132

BMO Commercial Mortgage Securities LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000927971

Bank of Montreal
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001968416

Argentic Real Estate Finance 2 LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001548405

Starwood Mortgage Capital LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001701238

Citi Real Estate Funding Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541502

Goldman Sachs Mortgage Company
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001592182

LMF Commercial, LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001685185

UBS AG
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541294

German American Capital Corporation
(Exact name of sponsor as specified in its charter)

David Schell (212) 885-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4315782
38-4315783
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On October 19, 2026 a distribution was made to holders of the certificates issued by BMO 2024-5C4 MORTGAGE TRUST.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the BMO 2024-5C4 MORTGAGE TRUST in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on October 19, 2026

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
2	2.74%	1	$893,330.86

The following table sets forth, for the monthly distribution period from September 18, 2026 to October 19, 2026, the information required by Rule 15Ga-1 under the Securities Exchange Act of 1934:.

Name of Issuing Entity	Check if Registered	Name of Originator (1)	Total Assets in ABS by Originator (2)			Assets That Were Subject of Demand (2)			Assets That Were Repurchased or Replaced (2)			Assets Pending Repurchase or Replacement (within cure period) (2)			Demand in Dispute (2)			Demand Withdrawn (2)			Demand Rejected (2)
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)

Asset Class - Commercial Mortgages

BMO 2024-5C4 Mortgage Trust CIK #: 0002016125	X	Argentic Real Estate Finance 2 LLC	7	148,172,889	17.2
		Bank of Montreal	3	101,550,000	11.8
		Wells Fargo Bank, National Association	4	109,383,106	12.7
		Starwood Mortgage Capital LLC	8	85,645,000	9.9
		Citi Real Estate Funding Inc.	3	95,000,000	11
		Goldman Sachs Mortgage Company	2	61,375,000	7.1
		LMF Commercial, LLC	5	54,100,000	6.3	1	15,000,000.00	1.8	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0
		UBS AG	3	33,300,000	3.9
		German American Capital Corporation	1	17,500,000	2
		Bank of Montreal / Starwood Mortgage Capital LLC/ Argentic Real Estate Finance 2 LLC	1	70,000,000	8.1
		Argentic Real Estate Finance 2 LLC/Wells Fargo Bank, National Association	1	48,915,677	5.7
		Argentic Real Estate Finance 2 LLC/Bank of Montreal	1	38,000,000	4.4
BMO 2024-5C4 Mortgage Trust Total			39	$862,941,672		1	15,000,000.00	1.8	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0

(1) Refers to the mortgage loan seller of the related assets. “Originator” generally refers to the party identified in securities offering materials at the time of issuance for purposes of meeting applicable SEC disclosure requirements.  Each mortgage loan seller identified above generally also acted as originator of its subject mortgage loans, except as provided below:

a.      The Vero Office Portfolio mortgage loan is part of a whole loan that was originated by Goldman Sachs Bank USA.  Such mortgage loan was subsequently acquired by Argentic Real Estate Finance 2 LLC.

b.      The 620 W 153rd Street mortgage loan is part of a whole loan that was co-originated by Bank of Montreal and Argentic Real Estate Finance 2 LLC.  A portion of such mortgage loan was subsequently acquired by Starwood Mortgage Capital LLC.

(2) The percentages of principal balances (shown in columns (f), (i), (l), (o), (r), (u) and (x)) are based on (i) an aggregate principal balance of approximately $862,941,672 at the time of securitization (for column (f)), as shown on the issuing entity's Form 424B2 prospectus filing on April 26, 2024, and (ii) an aggregate principal balance of $856,457,241.70 as of October 19, 2026 (for columns (i), (l), (o), (r), (u) and (x)), as shown on the report of the issuing entity prepared by the certificate administrator for the distribution dated October 19, 2026.

The Depositor most recently filed a Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 ("Rule 15Ga-1") on August 13, 2026. The CIK number of the Depositor is 0001861132.

Bank of Montreal one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 13, 2026. The Central Index Key number for Bank of Montreal is 0000927971.

Argentic Real Estate Finance 2 LLC one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 21, 2026. The Central Index Key number for Argentic Real Estate Finance 2 LLC is 0001968416.

Wells Fargo Bank, National Association one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 5, 2026. The Central Index Key number for Wells Fargo Bank, National Association is 0000740906.

Starwood Mortgage Capital LLC one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 5, 2026. The Central Index Key number for Starwood Mortgage Capital LLC is 0001548405.

Citi Real Estate Funding Inc. ("CREFI"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 10, 2026. The Central Index Key number for CREFI is 0001701238.

Goldman Sachs Mortgage Company ("GSMC"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 13, 2026. The Central Index Key number for GSMC is 0001541502.

LMF Commercial, LLC ("LMF"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 13, 2026. The Central Index Key number for LMF is 0001592182.

UBS AG ("UBS AG"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 12, 2026. The Central Index Key number for UBS AG is 0001685185.

German American Capital Corporation ("GACC"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 13, 2026. The Central Index Key number for GACC is 0001541294.

Item 1A. Asset-Level Information.

Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on November 2, 2026 under Commission File No. 333-255934-12 and incorporated by reference herein).

Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on November 2, 2026 under Commission File No. 333-255934-12 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for BMO 2024-5C4 MORTGAGE TRUST, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	09/17/2026	$4,453,510.07
Current Distribution Date	10/19/2026	$369,468.94

Whole Loan Custodial Account(s) (620 W 153rd Street Whole Loan, GNL Industrial Portfolio Whole Loan, Vero Office Portfolio Whole Loan, Coastline Apartments Whole Loan, Euclid Apartments Whole Loan)
Prior Distribution Date	09/17/2026	$0.00
Current Distribution Date	10/19/2026	$0.00

REO Account
Prior Distribution Date	09/17/2026	$0.00
Current Distribution Date	10/19/2026	$0.00

Computershare Trust Company, N.A., in its capacity as Certificate Administrator for BMO 2024-5C4 MORTGAGE TRUST, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	09/17/2026	$7,817.91
Current Distribution Date	10/19/2026	$7,564.82

Interest Reserve Account
Prior Distribution Date	09/17/2026	$0.00
Current Distribution Date	10/19/2026	$0.00

Excess Liquidation Proceeds Reserve Account
Prior Distribution Date	09/17/2026	$0.00
Current Distribution Date	10/19/2026	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by BMO 2024-5C4 MORTGAGE TRUST, relating to the October 19, 2026 distribution.

(102) Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on November 2, 2026 under Commission File No. 333-255934-12 and incorporated by reference herein).

(103) Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on November 2, 2026 under Commission File No. 333-255934-12 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

BMO Commercial Mortgage Securities LLC
(Depositor)

/s/ David Schell
David Schell, Authorized Signatory

Date: November 2, 2026